Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	100 Months Ended	120 Months Ended
		Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025 [1]	Jan. 31, 2025
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GREEN CENTURY BALANCED FUND (INDIVIDUAL INVESTOR CLASS/GCBLX)
Average Annual Return, Percent		1.80%	10.26%	7.11%		7.09%
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GREEN CENTURY BALANCED FUND (INSTITUTIONAL CLASS/GCBUX)
Average Annual Return, Percent		1.95%	10.59%	7.38%		7.22%
GREEN CENTURY EQUITY FUND - INDIVIDUAL INVESTOR CLASS [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GREEN CENTURY EQUITY FUND (INDIVIDUAL INVESTOR CLASS/GCEQX)
Average Annual Return, Percent		7.09%	20.95%	13.78%		12.76%
GREEN CENTURY EQUITY FUND - INSTITUTIONAL CLASS [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GREEN CENTURY EQUITY FUND (INSTITUTIONAL CLASS/GCEUX)
Average Annual Return, Percent		7.25%	21.31%	14.12%		12.99%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INDIVIDUAL INVESTOR CLASS [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GREEN CENTURY MSCI INTERNATIONAL INDEX FUND (INDIVIDUAL INVESTOR CLASS/GCINX)
Average Annual Return, Percent		(0.28%)	7.56%	4.93%	5.86%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INSTITUTIONAL CLASS [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GREEN CENTURY MSCI INTERNATIONAL INDEX FUND (INSTITUTIONAL CLASS/GCIFX)
Average Annual Return, Percent		(0.14%)	7.91%	5.26%	6.17%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 INDEX BENCHMARK
Average Annual Return, Percent	[2]	10.12%	26.38%	15.17%		13.76%
MSCI WORLD EX USA INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI WORLD EX USA INDEX
Average Annual Return, Percent		1.53%	9.44%	6.54%	6.97%
CUSTOM BALANCED INDEX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CUSTOM BALANCED INDEX
Average Annual Return, Percent	[2]	6.25%	16.51%	9.35%		8.86%

[1]	Inception Date September 30, 2016
[2]	The Regulatory Index is provided as a broad measure of market performance. The Performance Index is provided because the advisor believes it is more reflective of the fund’s investment strategy. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.